DWS Health and Wellness Fund Expense Example, No Redemption - Class ACIS [Member] - DWS Health and Wellness Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 703
Expense Example, No Redemption, 3 Years	974
Expense Example, No Redemption, 5 Years	1,266
Expense Example, No Redemption, 10 Years	2,094
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	1,152
Expense Example, No Redemption, 10 Years	2,278
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,259
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	$ 1,283